SUBSEQUENT EVENTS (Details Narrative) - USD ($)		12 Months Ended
	Jan. 21, 2025	Dec. 31, 2024	Mar. 14, 2025
Subsequent Event [Line Items]
Stock issuance value		$ 20,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares issued			2,157,710
Cashless exercise of warrants			2,181,518
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issuance value	$ 10,000,000